UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.38%

Aerospace & Defense 3.18%

General Dynamics Corp.	24,700	$3,392
Orbital ATK, Inc.	31,700	2,319
Raytheon Co.	37,500	3,900
Spirit AeroSystems Holdings, Inc. Class A*	74,300	3,781
United Technologies Corp.	20,000	2,275
Total		15,667

Airlines 1.27%

Delta Air Lines, Inc.	118,700	5,299
Southwest Airlines Co.	24,200	981
Total		6,280

Automobiles 2.57%

Ford Motor Co.	306,200	4,838
General Motors Co.	223,100	7,822
Total		12,660

Banks 10.62%

BB&T Corp.	170,600	6,532
Citigroup, Inc.	291,600	15,548
Fifth Third Bancorp	277,900	5,558
JPMorgan Chase & Co.	298,300	18,871
Wells Fargo & Co.	105,700	5,824
Total		52,333

Capital Markets 4.45%

Ameriprise Financial, Inc.	46,900	5,876
Invesco Ltd.	197,900	8,197
Morgan Stanley	209,900	7,831
Total		21,904

Chemicals 0.85%

Huntsman Corp.	182,600	4,209

Communications Equipment 1.58%

Cisco Systems, Inc.	270,200	7,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2015

Investments	Shares	Fair Value (000)
Consumer Finance 1.99%

Capital One Financial Corp.	121,300	$9,807

Diversified Financial Services 1.66%

Intercontinental Exchange, Inc.	9,550	2,144
Voya Financial, Inc.	143,100	6,059
Total		8,203

Diversified Telecommunication Services 2.25%

AT&T, Inc.	319,800	11,078

Electric: Utilities 2.48%

Duke Energy Corp.	43,300	3,359
Edison International	28,200	1,718
PPL Corp.	181,800	6,187
Westar Energy, Inc.	25,800	971
Total		12,235

Electronic Equipment, Instruments & Components 1.89%

Avnet, Inc.	157,600	6,719
Ingram Micro, Inc. Class A*	102,800	2,586
Total		9,305

Energy Equipment & Services 1.57%

Atwood Oceanics, Inc.	105,300	3,515
National Oilwell Varco, Inc.	17,800	969
Rowan Cos., plc Class A	110,100	2,333
Tidewater, Inc.	33,700	933
Total		7,750

Food & Staples Retailing 2.37%

CVS Health Corp.	38,600	3,833
Sysco Corp.	44,000	1,629
Wal-Mart Stores, Inc.	79,900	6,236
Total		11,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2015

Investments	Shares	Fair Value (000)
Food Products 1.87%

Bunge Ltd.	56,300	$4,863
ConAgra Foods, Inc.	80,700	2,917
Ingredion, Inc.	18,200	1,445
Total		9,225

Health Care Equipment & Supplies 2.00%

Abbott Laboratories	60,800	2,822
Baxter International, Inc.	18,300	1,258
Medtronic plc (Ireland)(a)	64,200	4,780
Teleflex, Inc.	8,100	996
Total		9,856

Health Care Providers & Services 4.31%

Aetna, Inc.	102,000	10,901
Anthem, Inc.	8,900	1,343
Cardinal Health, Inc.	45,200	3,812
Community Health Systems, Inc.*	42,100	2,260
UnitedHealth Group, Inc.	26,300	2,930
Total		21,246

Hotels, Restaurants & Leisure 0.49%

Royal Caribbean Cruises Ltd.	35,100	2,389

Household Durables 1.48%

Whirlpool Corp.	41,500	7,287

Household Products 1.47%

Procter & Gamble Co. (The)	91,300	7,259

Independent Power and Renewable Electricity Producer 1.41%

AES Corp. (The)	523,700	6,939

Information Technology Services 1.81%

Booz Allen Hamilton Holding Corp.	41,500	1,141
Fidelity National Information Services, Inc.	81,800	5,112
Total System Services, Inc.	29,100	1,151
Xerox Corp.	132,000	1,518
Total		8,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2015

Investments	Shares	Fair Value (000)
Insurance 6.52%

ACE Ltd. (Switzerland)(a)	85,700	$9,169
Allstate Corp. (The)	161,200	11,229
Everest Re Group Ltd.	39,900	7,139
Hartford Financial Services Group, Inc. (The)	35,500	1,447
Prudential Financial, Inc.	38,300	3,125
Total		32,109

Machinery 2.48%

Caterpillar, Inc.	82,000	7,124
Timken Co. (The)	129,500	5,088
Total		12,212

Media 1.51%

Comcast Corp. Class A	108,500	6,267
Walt Disney Co. (The)	10,800	1,174
Total		7,441

Metals & Mining 1.18%

Freeport-McMoRan, Inc.	250,500	5,829

Multi-Utilities 1.72%

PG&E Corp.	118,600	6,276
Sempra Energy	20,800	2,209
Total		8,485

Oil, Gas & Consumable Fuels 9.86%

Chevron Corp.	180,000	19,991
ConocoPhillips	149,600	10,161
Exxon Mobil Corp.	103,900	9,078
Occidental Petroleum Corp.	27,700	2,219
Valero Energy Corp.	125,900	7,163
Total		48,612

Paper & Forest Products 1.17%

International Paper Co.	107,400	5,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2015

Investments	Shares	Fair Value (000)
Pharmaceuticals 7.57%

Eli Lilly & Co.	116,200	$8,351
Johnson & Johnson	89,600	8,889
Pfizer, Inc.	591,400	20,066
Total		37,306

Professional Services 1.28%

Nielsen NV	140,300	6,305

Real Estate Investment Trusts 4.76%

Alexandria Real Estate Equities, Inc.	17,400	1,607
AvalonBay Communities, Inc.	30,300	4,980
BioMed Realty Trust, Inc.	47,800	992
Camden Property Trust	13,000	976
General Growth Properties, Inc.	204,600	5,606
Health Care REIT, Inc.	20,700	1,491
Liberty Property Trust	28,300	986
SL Green Realty Corp.	15,400	1,884
Starwood Property Trust, Inc.	122,600	2,944
Vornado Realty Trust	9,700	1,004
Weyerhaeuser Co.	31,300	986
Total		23,456

Road & Rail 0.23%

Norfolk Southern Corp.	11,100	1,119

Semiconductors & Semiconductor Equipment 3.26%

Applied Materials, Inc.	49,600	982
Intel Corp.	359,700	11,708
Micron Technology, Inc.*	119,500	3,361
Total		16,051

Software 0.21%

Symantec Corp.	42,200	1,052

Specialty Retail 0.98%

GameStop Corp. Class A	124,800	4,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2015

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 0.84%

Hewlett-Packard Co.	125,100	$4,125

Tobacco 0.83%

Altria Group, Inc.	81,700	4,089

Trading Companies & Distributors 1.41%

Air Lease Corp.	179,600	6,938

Total Common Stocks (cost $467,917,731)		489,751

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.68%

Repurchase Agreement

Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $3,430,000 of U.S. Treasury Bill at Zero Coupon due 10/15/2015; value: $3,428,285; proceeds: $3,357,107 (cost $3,357,107)	$3,357	3,357

Total Investments in Securities 100.06% (cost $471,274,838)		493,108

Liabilities in Excess of Cash and Other Assets(b) (0.06)%		(274)

Net Assets 100.00%		$492,834

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at April 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	June 2015	18	Long	$1,871,010	$(24,765)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2015

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$489,751	$—	$—	$489,751
Repurchase Agreement	—	3,357	—	3,357
Total	$489,751	$3,357	$—	$493,108
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(25)	—	—	(25)
Total	$(25)	$—	$—	$(25)

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.11%

Aerospace & Defense 1.83%

Orbital ATK, Inc.	114,800	$8,399
Spirit AeroSystems Holdings, Inc. Class A*	37,700	1,919
Triumph Group, Inc.	120,500	7,138
Total		17,456

Airlines 0.32%

Alaska Air Group, Inc.	47,900	3,068

Auto Components 0.26%

Lear Corp.	22,200	2,465

Banks 6.06%

CIT Group, Inc.	134,400	6,052
Comerica, Inc.	83,300	3,949
Fifth Third Bancorp	1,264,400	25,288
Fulton Financial Corp.	157,100	1,911
M&T Bank Corp.	87,500	10,471
People’s United Financial, Inc.	670,500	10,131
Total		57,802

Biotechnology 0.18%

Alkermes plc (Ireland)*(a)	30,600	1,694

Capital Markets 3.85%

Ameriprise Financial, Inc.	97,100	12,165
Invesco Ltd.	592,500	24,541
Total		36,706

Chemicals 4.95%

Albemarle Corp.	114,700	6,848
Cabot Corp.	96,300	4,116
Celanese Corp. Series A	87,000	5,773
CF Industries Holdings, Inc.	44,050	12,663
Huntsman Corp.	771,900	17,792
Total		47,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2015

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.10%

R.R. Donnelley & Sons Co.	561,600	$10,457

Consumer Finance 1.25%

Santander Consumer USA Holdings, Inc.	485,000	11,975

Electric: Utilities 5.87%

Edison International	145,000	8,836
Entergy Corp.	100,800	7,780
Great Plains Energy, Inc.	601,600	15,750
PPL Corp.	225,350	7,669
Westar Energy, Inc.	423,400	15,941
Total		55,976

Electrical Equipment 0.25%

Eaton Corp. plc	34,994	2,405

Electronic Equipment, Instruments & Components 3.74%

Avnet, Inc.	366,800	15,637
Ingram Micro, Inc. Class A*	406,700	10,232
Jabil Circuit, Inc.	435,200	9,801
Total		35,670

Energy Equipment & Services 1.49%

Rowan Cos., plc Class A	673,100	14,263

Food Products 3.40%

Bunge Ltd.	210,800	18,207
ConAgra Foods, Inc.	77,300	2,794
Ingredion, Inc.	144,000	11,434
Total		32,435

Health Care Equipment & Supplies 1.63%

St. Jude Medical, Inc.	161,300	11,299
Teleflex, Inc.	34,800	4,279
Total		15,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2015

Investments	Shares	Fair Value (000)
Health Care Providers & Services 5.78%

Cardinal Health, Inc.	219,500	$18,513
Cigna Corp.	84,300	10,507
Community Health Systems, Inc.*	396,700	21,295
Health Net, Inc.*	50,900	2,680
Quest Diagnostics, Inc.	30,000	2,142
Total		55,137

Hotels, Restaurants & Leisure 2.08%

Norwegian Cruise Line Holdings Ltd.*	70,600	3,425
Royal Caribbean Cruises Ltd.	241,600	16,443
Total		19,868

Household Durables 2.97%

Lennar Corp. Class A	150,800	6,907
Whirlpool Corp.	122,300	21,476
Total		28,383

Independent Power and Renewable Electricity Producer 1.47%

AES Corp. (The)	1,061,300	14,062

Information Technology Services 2.21%

Fidelity National Information Services, Inc.	122,600	7,661
Total System Services, Inc.	282,600	11,180
Xerox Corp.	197,900	2,276
Total		21,117

Insurance 8.83%

Endurance Specialty Holdings Ltd.	32,600	1,968
Everest Re Group Ltd.	105,800	18,929
Hanover Insurance Group, Inc. (The)	54,300	3,723
Hartford Financial Services Group, Inc. (The)	478,708	19,517
Lincoln National Corp.	156,800	8,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2015

Investments	Shares	Fair Value (000)
Insurance (continued)

Reinsurance Group of America, Inc.	50,298	$4,608
Validus Holdings Ltd.	113,500	4,748
XL Group plc (Ireland)(a)	590,300	21,888
Total		84,239

Machinery 3.08%

Parker-Hannifin Corp.	16,000	1,910
SPX Corp.	41,200	3,172
Stanley Black & Decker, Inc.	85,700	8,458
Timken Co. (The)	339,300	13,331
Trinity Industries, Inc.	92,900	2,517
Total		29,388

Media 0.58%

Starz Class A*	141,700	5,573

Metals & Mining 1.46%

Steel Dynamics, Inc.	627,800	13,893

Multi-Line Retail 2.69%

Kohl’s Corp.	267,900	19,195
Macy’s, Inc.	100,000	6,463
Total		25,658

Multi-Utilities 3.88%

Consolidated Edison, Inc.	114,100	7,023
Public Service Enterprise Group, Inc.	154,500	6,418
SCANA Corp.	348,546	18,466
Sempra Energy	47,900	5,085
Total		36,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2015

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 2.60%

Cimarex Energy Co.	35,100	$4,366
Denbury Resources, Inc.	272,700	2,403
PBF Energy, Inc. Class A	466,100	13,228
Ultra Petroleum Corp.*	284,900	4,852
Total		24,849

Paper & Forest Products 0.41%

International Paper Co.	73,200	3,932

Pharmaceuticals 2.23%

Mallinckrodt plc*	167,000	18,901
Mylan NV*	33,400	2,414
Total		21,315

Professional Services 1.83%

Nielsen NV	388,200	17,446

Real Estate Investment Trusts 13.71%

Alexandria Real Estate Equities, Inc.	112,000	10,347
Annaly Capital Management, Inc.	528,900	5,326
AvalonBay Communities, Inc.	37,300	6,130
BioMed Realty Trust, Inc.	257,100	5,335
Boston Properties, Inc.	17,900	2,368
Camden Property Trust	142,400	10,691
DDR Corp.	272,000	4,638
Duke Realty Corp.	249,300	4,939
Essex Property Trust, Inc.	24,200	5,371
General Growth Properties, Inc.	510,400	13,985
HCP, Inc.	162,100	6,531
Health Care REIT, Inc.	54,100	3,896
Healthcare Trust of America, Inc. Class A	153,400	3,972
Host Hotels & Resorts, Inc.	301,600	6,074
Kimco Realty Corp.	240,100	5,787
Liberty Property Trust	130,200	4,536
Prologis, Inc.	151,000	6,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2015

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts (continued)

Retail Properties of America, Inc. Class A	177,100	$2,676
SL Green Realty Corp.	29,700	3,634
Starwood Property Trust, Inc.	315,300	7,570
Vornado Realty Trust	82,900	8,579
Weyerhaeuser Co.	76,300	2,404
Total		130,859

Semiconductors & Semiconductor Equipment 2.69%

KLA-Tencor Corp.	127,600	7,503
Marvell Technology Group Ltd.	345,200	4,836
ON Semiconductor Corp.*	1,158,300	13,344
Total		25,683

Software 1.47%

CA, Inc.	188,500	5,989
Rovi Corp.*	204,400	3,783
Symantec Corp.	169,400	4,222
Total		13,994

Specialty Retail 1.28%

GameStop Corp. Class A	268,000	10,329
L Brands, Inc.	21,600	1,930
Total		12,259

Technology Hardware, Storage & Peripheral 0.66%

NCR Corp.*	229,400	6,295

Trading Companies & Distributors 1.02%

Air Lease Corp.	252,100	9,739

Total Common Stocks (cost $911,340,148)		945,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.14%

Repurchase Agreement

Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $11,140,000 of U.S. Treasury Bill at Zero Coupon due 10/15/2015 value: $11,134,430; proceeds: $10,913,151 (cost $10,913,151)	$10,913	$10,913

Total Investments in Securities 100.25% (cost $922,253,299)		956,736

Liabilities in Excess of Cash and Other Assets(b) (0.25)%		(2,402)

Net Assets 100.00%		$954,334

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at April 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	June 2015	44	Long	$4,573,580	$(45,711)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2015

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$945,823	$—	$—	$945,823
Repurchase Agreement	—	10,913	—	10,913
Total	$945,823	$10,913	$—	$956,736
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(46)	—	—	(46)
Total	$(46)	$—	$—	$(46)

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 - unadjusted quoted prices in active markets for identical investments;

	•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of April 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$471,562,619	$923,537,306
Gross unrealized gain	32,348,713	51,408,686
Gross unrealized loss	(10,803,091)	(18,210,086)
Net unrealized security gain	$21,545,622	$33,198,600

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the period ended April 30, 2015 (as described in note 2(c)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2015, Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund had index futures contracts with a cumulative unrealized depreciation of ($24,765) and ($45,711), respectively, which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 17, 2015

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 17, 2015

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 17, 2015